Income Tax - Current and net deferred tax recognized directly in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Net deferred tax—credited (debited) directly to equity	$ 6,975	$ (6,147)